File Nos. 33-53746

811-07318

As filed with the Securities and Exchange Commission on April 3, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

Pre-Effective Amendment No.                      /___/

Post-Effective Amendment No. 46                 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / X /

Amendment No. 47                                          / X /

(Check appropriate box or boxes)

PIONEER SERIES TRUST VIII

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]immediately upon filing pursuant to paragraph (b)

[ ]on [date] pursuant to paragraph (b)

[ ]60 days after filing pursuant to paragraph (a)(1)

[ ]on [date] pursuant to paragraph (a)(1)

[ ]75 days after filing pursuant to paragraph (a)(2)

[ ]on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 46 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 3rd day of April, 2020.

PIONEER SERIES TRUST VIII

By: /s/ Lisa M. Jones

Lisa M. Jones

President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 3, 2020:

Signature	Title
/s/ Lisa M. Jones Lisa M. Jones	President (Principal Executive Officer) and Trustee
Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

John E. Baumgardner, Jr.* John E. Baumgardner, Jr.	Trustee

Diane Durnin* Diane Durnin	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Lorraine H. Monchak* Lorraine H. Monchak*	Trustee

Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Fred J. Ricciardi* Fred J. Ricciardi	Trustee

Kenneth J. Taubes* Kenneth J. Taubes	Trustee

*By: /s/ Lisa M. Jones Lisa M. Jones Attorney-in-fact	Dated: April 3, 2020

Exhibit Index

Index NumberDescription of Index

EX-101.INSXBRL Instance Document

EX-101.SCHXBRL Taxonomy Extension Schema Document

EX-101.CALXBRL Taxonomy Extension Calculation Document

EX-101.DEFXBRL Taxonomy Extension Definition Document

EX-101.LABXBRL Taxonomy Extension Labels Linkbase

EX-101.PREXBRL Taxonomy Extension Presentation Linkbase